UNITED STATES SECURITIES AND EXCHANGE COMMISSION

					   WASHINGTON, D.C. 20549

					     FORM 13F Cover Page

Report for the calendar Year or Quarter Ended: 31-Dec-2004
Check here If Amendment [ ]; Amendment Number :
This Amendment (Check only one.) : [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager filing this Report :
Name:  IQ Investment Advisors, LLC
Address:  4 World Financial Center
	  5th Floor
	  New York, N.Y.10080

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report
on Behalf of Reporting Manager:

Name: Jeffrey Hiller
Title: Chief Compliance Officer
Phone: (609) 282-1271
Signature, Place, and Date of Signing:

	/S/Jeffrey Hiller IQ Investment Advisors LLC. 04-Jan-2005
	   Plainsboro, New Jersey 08536 City, State


IQ Investment Advisors, LLC ("IQ") is an indirect Subsidiary of Merrill Lynch & Co., Inc. ("ML&Co."). The securities positions of IQ reported herein are also being reported on behalf of ML&Co. which may be deemed to share with IQ investment discretion with respect to such positions.

Report Type (Check only one.) :
[ ] 13F HOLDINGS REPORT.
[ X ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
Merrill Lynch Investment Managers, L.P.
Nuveen Institutional Advisory Corp.

IQ Investment Advisors LLC. 04-Jan-2005